Net gain (loss) on financial instruments designated at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Net gain (loss) on financial instruments designated at fair value through profit or loss [Abstract]
Summary of Net gain (loss) on financial instruments designated at fair value through profit or loss
Net gain (loss) on financial instruments designated at fair value through profit or loss for the years ended December 31, 2019, 2020 and 2021 are as follows:

	2019		2020	2021
Financial liabilities designated at fair value through profit or loss:
Compound financial instruments
Gain (loss) on valuation	~~W~~	(33,871)	241,066	423,914
Loss on sale and redemption		(812,175)	(42,827)	(512,215)

	~~W~~	(846,046)	198,239	(88,301)